Common share capital - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025 shares	Jun. 30, 2026 $ / shares shares	Aug. 06, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares				$ 0	$ 0
Reverse stock split conversion ratio	0.10	0.1		0.10	0.10
Common shares, issued (in shares)		13,324,608		13,290,803	1,316,702
Common shares, outstanding (in shares)		13,324,608		13,290,803	1,316,702
Conversion ratio	0.01	0.01	0.01	0.01
Rights Offering Share Organization (in shares)			11,960,583
Transfer of historical share issuance costs due to share reorganization | $				$ 4,024
Warrants outstanding		53,076,019		21,109,135	15,191,077
Equity classified share purchase warrants
Common share capital
Warrants outstanding				1,122,904
Class A common Shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares		$ 0		$ 0	$ 0
Rights Offering Share Organization (in shares)	11,960,583			11,960,583
Transfer of historical share issuance costs due to share reorganization | $				$ 4,024
Class B common shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares		$ 0		$ 0	$ 0
Common shares, issued (in shares)				0	0
Common shares, outstanding (in shares)				0	0